UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2006




ITEM 1. REPORT TO STOCKHOLDERS.
USAA FIRST START GROWTH FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2006

[LOGO OF USAA]
   USAA(R)

                            USAA FIRST START
                                   GROWTH Fund

                                       [GRAPHIC OF USAA FIRST START GROWTH FUND]

      A n n u a l  R e p o r t

--------------------------------------------------------------------------------
      JULY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          8

SHAREHOLDER VOTING RESULTS                                                  12

FINANCIAL INFORMATION

   Report of Independent Registered Public Accounting Firm                  13

   Portfolio of Investments                                                 14

   Notes to Portfolio of Investments                                        25

   Financial Statements                                                     27

   Notes to Financial Statements                                            30

EXPENSE EXAMPLE                                                             46

ADVISORY AGREEMENTS                                                         48

DIRECTORS' AND OFFICERS' INFORMATION                                        60

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                    AS I WRITE THESE WORDS, INFLATION HAS TAKEN
[PHOTO OF CHRISTOPHER W. CLAUS]        CENTER STAGE. AND IT IS LIKELY TO STAY
                                   THERE - WITH A BRIGHT SPOTLIGHT ON IT - UNTIL
                                    INVESTORS ARE SURE THAT IT IS UNDER CONTROL.

                                                           "

                                                                     August 2006
--------------------------------------------------------------------------------

         As I write these words, inflation has taken center stage. And it is likely to stay there - with a bright spotlight on it - until investors are sure that it is under control.

         Since June 2004, the Federal Reserve Board (the Fed) has tried to manage inflation by raising short-term interest rates 17 consecutive times. But it cannot accurately predict how these past rate increases will affect future rates of inflation. So on August 8, the Fed "paused" in raising rates to let past increases work their way through the financial system.

         Economic growth has already moderated from its strong pace earlier this year, supporting the Fed's belief that the economy is cooling gradually. Inflationary trends, however, persist. Fed governors must try to strike the right balance if they are to give the economy "a soft landing," taming inflation without choking off growth and hurting corporate earnings.

         Regardless, companies can no longer rely on an expanding economy to help them maintain earnings. They must strive to increase productivity, cut expenses, or take profitable market share away from a competitor. The only other alternative is to raise prices - which would be inflationary.

         Some companies can and will grow. The challenge for investors is to find and buy those stocks before the rest of the market seizes

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the opportunity. In other words, it is a time for careful stock selection. At USAA Investment Management Company (IMCO), we have hired some of the finest money managers in the country, who work hard to make these decisions. They are seasoned equity professionals who at times have had success in up and down market cycles.

         In the bond market, long-term yields remain relatively low. The fixed-income market believes that to keep the economy from slowing too much, the Fed will eventually have to start lowering rates. If short-term rates do come down, bonds look attractive. In the interim, our fixed-income team has re-positioned your bond funds to take advantage of nearer-term opportunities. For investors who have been sitting tight in money market funds and short-term certificates of deposit (CDs), bonds with intermediate-term maturities may offer attractive values.

         Whatever happens in the months ahead, rest assured that all of us at IMCO will continue working in your best interests. Thank you for the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. O AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARK B. BARIBEAU]            [PHOTO OF RICHARD SKAGGS]
  MARK B. BARIBEAU                        RICHARD SKAGGS
    Loomis, Sayles & Company, L.P.          Loomis, Sayles & Company, L.P.
    (Stocks)                                (Stocks)

[PHOTO OF PAMELA N. CZEKANSKI]         [PHOTO OF ARNOLD J. ESPE]
  PAMELA N. CZEKANSKI                     ARNOLD J. ESPE, CFA
    Loomis, Sayles & Company, L.P.          USAA Investment Management Company
    (Stocks)                                (Bonds and Money Market Instruments)
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the year ended July 31, 2006, the USAA First Start Growth Fund had a total return of -3.70%. This compares to a return of -1.86% for the Lipper Large-Cap Growth Funds Index and -0.76% for the Russell 1000 Growth Index.

                 The Fund made two important changes during the reporting year. First, on August 1, 2005, Loomis, Sayles & Company, L.P. (Loomis Sayles) took over as the Fund's equity subadviser. In addition, the Fund's Board of Directors voted to add a fixed-income component to the Fund beginning on December 1, 2005. Fixed-income investments, typically bonds, tend to avoid the highs and lows of the stock market and, therefore, can help reduce volatility in the Fund.

HOW DID THE FUND'S EQUITY COMPONENT, WHICH LOOMIS SAYLES MANAGES, PERFORM?

                 It was a tale of two halves of the reporting year. In the first half, the Loomis Sayles portion had strong performance against the Russell 1000 Growth Index, because investments in the fast-growing companies that Loomis Sayles favors did very well. In 2006, however, the market turned against high-growth stocks given concerns about rising interest rates, a potential housing bubble, and the sustainability of consumer spending. Even

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 though earnings on the whole for growth companies remained strong, the market anticipated difficulties in economic sectors that depend on a growing economy and high levels of consumer spending. This led to multiple (valuation) compression across the market, which naturally punished the stocks of high-growth companies that tend to command higher valuations. So it turned out to be a rough second half of the year, and for the year as a whole, the Fund's equity portion significantly underperformed the Russell 1000 Growth Index.

WHAT INDUSTRY SECTORS WERE MOST DIFFICULT FOR THE FUND'S EQUITY PORTION?

                 The worst sector for the equity portion of the Fund was health care, where stocks such as Humana, Inc., St. Jude Medical, Inc., and Stryker Corp. experienced big losses and were sold by the Fund. Humana and Stryker were sold under the Loomis Sayles stop-loss discipline, where we exit a stock if its price falls below a target. St. Jude Medical was sold after it reported disappointing earnings in mid-April.

                 One of the ways our firm controls losses when the market turns against growth companies is through a stop-loss discipline. Additionally, we at Loomis Sayles are more comfortable taking valuation risk than fundamental risk, which means that if a company reports poor fundamental performance in terms of revenue or earnings, we'll quickly reduce, or even eliminate, a position.

                 Another area of underperformance in the equity portion was in the consumer discretionary sector, where holdings Chico's FAS, Inc., American Eagle Outfitters, Inc., Lowe's Companies, Inc., and Best Buy underperformed and were sold from the portfolio. Energy was the third-worst sector for the Loomis Sayles portion of the Fund in terms of relative performance.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-24.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT SECTORS OR STOCKS HELPED PERFORMANCE IN THE EQUITY PORTION?

                 Apple Computer, Inc. and Google, Inc. continued to turn in superior revenue and earnings growth and, therefore, ended up being the Loomis Sayles portion's two biggest positive contributors to relative performance in the portion that we manage. Other strong stocks included Chicago Mercantile Exchange Holdings, Inc. and Moody's Corp. in the financial sector, as well as CB Richard Ellis Group, Inc. in real estate management and development.

HAVE YOU MADE ADJUSTMENTS TO THE EQUITY PORTION IN LIGHT OF MARKET CONDITIONS?

                 Yes. The Loomis Sayles group has reduced holdings in consumer discretionary stocks and increased consumer staples by adding stocks such as PepsiCo, Inc., Procter & Gamble Co., and CVS Corp. We've added to financial services while reducing technology and health care exposure. Within health care, we've adjusted our positioning, buying pharmaceutical stocks Wyeth and Abbott Laboratories, which are more defensive.

                 Moving forward, we at Loomis Sayles believe the end of Federal Reserve Board (the Fed) rate hikes can begin to change the overall market environment and allow investors to once again be willing to pay a premium for high-growth companies.

HOW DID THE FUND'S FIXED-INCOME PORTION, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO), PERFORM?

                 It served its main purpose of reducing overall volatility. It took some time to get the Fund's fixed-income portion fully invested, but in the seven months from January through July 2006, the Fund's fixed-income portion performed extremely well compared to the Lehman Brothers U.S. Aggregate Bond Index.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW WAS THE FIXED-INCOME PORTION OF THE FUND POSITIONED?

                 In terms of duration, a measure of interest-rate sensitivity, the IMCO-managed portion was fairly neutral. We just weren't comfortable taking a strong position on interest rates. Instead, we focused on security selection, taking advantage of the superior research team we have at IMCO. This proved beneficial, because we were able to invest in specific corporate bonds that performed well, especially in the utilities and financial sectors. Other areas that provided excess return compared to the Lehman Brothers U.S. Aggregate Bond Index were our investments in commercial mortgage-backed securities (CMBSs) and real estate investment trusts (REITs).

WHAT'S YOUR OUTLOOK FOR THE FIXED-INCOME PORTION?

                 Anticipating the end of the Fed tightening cycle and believing that long-term rates aren't going to move much higher, we at IMCO have begun to extend the portfolio's duration prudently. Our main focus, however, remains on finding individual securities with good credit characteristics -- bonds that we believe have the potential to pay us for any risks we take. We're also very cognizant of event risk, especially when it comes to companies that may be involved in leveraged buyouts, which can hurt bondholders.

                 The IMCO team is pleased with the performance of the fixed-income portion of the Fund so far and, along with our colleagues at Loomis Sayles, looks forward to continuing to manage a mutual fund that has the potential to help young investors -- and older ones -- reach important financial goals such as paying for a college education.

                 Thank you for your investment in the Fund.

                 THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE RATED BOND MARKET, INCLUDING GOVERNMENT AND CREDIT SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES, AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FIRST START GROWTH FUND (Ticker Symbol: UFSGX)

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation.*

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in equity securities of companies that provide goods or services that the Fund's manager believes are familiar to young people. The Fund will invest primarily in U.S. securities and to a limited extent in foreign securities. The remainder of the Fund's assets may be invested in investment-grade fixed-income securities.**

-----------------------------------------------------------------------------------------
                                                     7/31/06                  7/31/05
-----------------------------------------------------------------------------------------
Net Assets                                       $222.4 Million            $230.4 Million
Net Asset Value Per Share                            $9.62                     $9.99

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/06
--------------------------------------------------------------------------------

1 YEAR                         5 YEARS                SINCE INCEPTION ON 8/01/97
-3.70%                         -2.41%                           -0.30%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                  *EFFECTIVE AUGUST 1, 2006, THE FUND'S INVESTMENT OBJECTIVE
                   CHANGED TO LONG-TERM CAPITAL GROWTH WITH REDUCED VOLATILITY OVER TIME.

                 **EFFECTIVE AUGUST 1, 2006, THE FUND'S STRATEGY WILL BE TO
                   INVEST PRIMARILY IN EQUITY SECURITIES WHEN THE FUND'S MANAGERS BELIEVE THE REWARD CHARACTERISTICS OUTWEIGH THE RISK IN THE MARKET. TO REDUCE THE OVERALL VOLATILITY TO INVESTORS, THE FUND WILL GENERALLY INVEST BETWEEN 20% AND 80% OF ASSETS IN BONDS AND MONEY MARKET INSTRUMENTS, DEPENDING ON THE MANAGERS' VIEW OF THE OVERALL DIRECTION OF THE STOCK AND BOND MARKETS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   RUSSELL 1000           LIPPER LARGE-CAP            USAA FIRST START
                   GROWTH INDEX          GROWTH FUNDS INDEX              GROWTH FUND
                   ------------          ------------------           ----------------
07/31/97            $10,000.00               $10,000.00                  $10,000.00
08/31/97              9,414.70                 9,454.60                    9,470.00
09/30/97              9,877.99                 9,976.81                    9,930.00
10/31/97              9,512.89                 9,630.44                    9,590.00
11/30/97              9,916.95                 9,844.50                    9,860.00
12/31/97             10,028.04                 9,978.81                    9,980.00
01/31/98             10,327.90                10,155.44                   10,250.00
02/28/98             11,104.78                10,930.94                   11,300.00
03/31/98             11,547.47                11,439.56                   11,630.00
04/30/98             11,707.26                11,631.30                   12,000.00
05/31/98             11,375.06                11,371.17                   11,590.00
06/30/98             12,071.74                12,022.06                   12,280.00
07/31/98             11,991.83                12,016.38                   12,270.00
08/31/98             10,192.15                10,053.99                   10,300.00
09/30/98             10,975.08                10,785.33                   10,773.09
10/31/98             11,857.16                11,480.91                   11,851.41
11/30/98             12,759.08                12,269.24                   12,667.70
12/31/98             13,909.56                13,618.34                   14,018.12
01/31/99             14,726.31                14,502.45                   14,693.32
02/28/99             14,053.56                13,907.12                   14,380.91
03/31/99             14,793.71                14,697.66                   15,338.30
04/30/99             14,812.62                14,747.89                   15,388.69
05/31/99             14,357.39                14,259.33                   15,066.20
06/30/99             15,363.05                15,250.52                   16,164.67
07/31/99             14,874.79                14,771.90                   15,560.01
08/31/99             15,117.84                14,774.95                   15,267.75
09/30/99             14,800.26                14,625.02                   14,792.07
10/31/99             15,917.94                15,746.54                   15,419.37
11/30/99             16,776.78                16,524.77                   16,026.43
12/31/99             18,521.69                18,359.90                   17,078.67
01/31/00             17,653.24                17,622.99                   16,319.84
02/29/00             18,516.23                18,549.84                   17,078.67
03/31/00             19,841.54                19,851.68                   17,999.38
04/30/00             18,897.39                18,315.56                   17,645.26
05/31/00             17,945.79                17,261.20                   17,230.44
06/30/00             19,305.86                18,402.76                   17,857.73
07/31/00             18,501.04                18,029.92                   17,361.97
08/31/00             20,176.20                19,589.30                   18,717.74
09/30/00             18,267.63                18,095.42                   17,260.79
10/31/00             17,403.25                17,138.59                   16,380.55
11/30/00             14,837.89                14,839.14                   13,770.18
12/31/00             14,368.39                14,746.91                   14,276.07
01/31/01             15,361.05                15,176.02                   15,125.95
02/28/01             12,753.17                12,826.54                   12,363.82
03/31/01             11,365.40                11,493.94                   11,008.05
04/30/01             12,802.82                12,727.91                   12,424.53
05/31/01             12,614.40                12,631.13                   12,151.35
06/30/01             12,322.26                12,267.17                   11,847.82
07/31/01             12,014.30                11,827.52                   10,997.94
08/31/01             11,031.84                10,928.42                    9,955.81
09/30/01              9,930.40                 9,829.56                    8,225.69
10/31/01             10,451.40                10,237.20                    8,883.34
11/30/01             11,455.42                11,175.23                    9,712.99
12/31/01             11,433.89                11,227.06                    9,621.93
01/31/02             11,231.90                10,973.34                    9,429.69
02/28/02             10,765.78                10,519.10                    9,136.28
03/31/02             11,138.15                10,942.37                    9,520.75
04/30/02             10,229.10                10,213.79                    8,832.75
05/31/02              9,981.63                10,027.61                    8,751.81
06/30/02              9,058.28                 9,211.00                    7,851.33
07/31/02              8,560.30                 8,517.81                    7,122.86
08/31/02              8,585.89                 8,564.90                    7,122.86
09/30/02              7,695.29                 7,735.06                    6,869.92
10/31/02              8,401.19                 8,330.48                    7,132.98
11/30/02              8,857.50                 8,675.35                    7,082.39
12/31/02              8,245.66                 8,070.88                    6,768.74
01/31/03              8,045.58                 7,884.69                    6,667.56
02/28/03              8,008.63                 7,799.97                    6,586.62
03/31/03              8,157.68                 7,946.26                    6,788.97
04/30/03              8,760.83                 8,528.13                    7,143.09
05/31/03              9,198.13                 8,945.86                    7,527.57
06/30/03              9,324.78                 9,019.94                    7,659.10
07/31/03              9,556.81                 9,281.53                    7,962.63
08/31/03              9,794.50                 9,509.88                    8,154.86
09/30/03              9,689.65                 9,307.45                    8,104.27
10/31/03             10,233.89                 9,872.07                    8,660.75
11/30/03             10,341.04                 9,966.00                    8,630.39
12/31/03             10,698.66                10,246.98                    8,711.34
01/31/04             10,917.16                10,443.40                    8,761.92
02/29/04             10,986.51                10,488.61                    8,903.57
03/31/04             10,782.71                10,371.63                    8,923.81
04/30/04             10,657.36                10,138.80                    8,670.87
05/31/04             10,856.00                10,322.47                    8,751.81
06/30/04             10,991.66                10,470.17                    8,812.51
07/31/04             10,370.27                 9,851.01                    8,367.33
08/31/04             10,319.06                 9,781.52                    8,468.51
09/30/04             10,417.20                10,010.72                    8,802.40
10/31/04             10,579.67                10,131.38                    8,741.69
11/30/04             10,943.60                10,583.36                    9,207.10
12/31/04             11,372.68                11,010.66                    9,702.87
01/31/05             10,993.42                10,631.70                    9,358.87
02/28/05             11,110.42                10,701.29                    9,429.69
03/31/05             10,907.99                10,506.34                    9,308.28
04/30/05             10,700.27                10,277.95                    9,277.93
05/31/05             11,217.97                10,848.43                    9,652.28
06/30/05             11,176.62                10,870.07                    9,763.58
07/31/05             11,722.88                11,416.65                   10,107.58
08/31/05             11,571.90                11,294.83                    9,945.69
09/30/05             11,625.18                11,430.05                   10,198.64
10/31/05             11,512.19                11,356.02                   10,168.28
11/30/05             12,008.89                11,875.80                   10,653.93
12/31/05             11,971.24                11,845.38                   10,745.00
01/31/06             12,181.40                12,168.37                   10,957.47
02/28/06             12,162.05                12,004.23                   10,815.82
03/31/06             12,341.63                12,119.98                   10,734.88
04/30/06             12,324.84                12,100.94                   10,562.88
05/31/06             11,907.09                11,536.41                    9,976.05
06/30/06             11,860.10                11,498.50                    9,884.99
07/31/06             11,634.21                11,204.11                    9,733.22

                                   [END CHART]

                       *DATA FROM 7/31/97 THROUGH 7/31/06.

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA First Start Growth Fund to the following benchmarks:

                 o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

                 *THE PERFORMANCE OF THE LIPPER LARGE-CAP GROWTH FUND INDEX AND
                  THE RUSSELL 1000 GROWTH INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1997, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                  TOP 10 HOLDINGS
                  (% of Net Assets)
-------------------------------------------------------

PepsiCo, Inc.                                      3.0%

Google, Inc. "A"                                   2.6%

Goldman Sachs Group, Inc.                          2.5%

Genentech, Inc.                                    2.3%

Hewlett-Packard Co.                                2.1%

Caterpillar, Inc.                                  2.0%

CVS Corp.                                          1.9%

Gilead Sciences, Inc.                              1.9%

Procter & Gamble Co.                               1.9%

United Technologies Corp.                          1.9%

 . . . C O N T I N U E D
========================--------------------------------------------------------

                   SECTOR ASSET ALLOCATION
                          7/31/2006

             [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                                 36.2%
Industrials                                                12.6%
Information Technology                                     11.7%
Consumer Staples                                           10.9%
Health Care                                                10.8%
Money Market Instruments                                    6.4%
Utilities                                                   4.4%
Energy                                                      3.0%
U.S. Treasury Securities                                    2.7%
Consumer Discretionary                                      2.2%
Telecommunication Services                                  0.5%
Materials                                                   0.4%

                          [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

12

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

                 On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

                 The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA First Start Growth Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

                 Re-election of the Funds' Board of Directors.

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      DIRECTORS                   FOR             VOTES WITHHELD
                 ---------------------------------------------------------------
                 Richard A. Zucker           3,210,416,576          101,025,630
                 Barbara B. Dreeben          3,205,552,151          105,890,055
                 Robert L. Mason, Ph.D.      3,210,691,692          100,750,514
                 Michael F. Reimherr         3,212,057,600           99,384,606
                 Christopher W. Claus        3,209,754,156          101,688,050

PROPOSAL 2
--------------------------------------------------------------------------------

                 Approval of a reorganization plan for the Fund.

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                    FOR          AGAINST         ABSTAIN        BROKER NON-VOTE*
                 ---------------------------------------------------------------
                 11,872,325      249,771         193,267            158,445

                 *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA FIRST START GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of the USAA First Start Growth Fund (a portfolio of USAA Mutual Funds Trust, formerly USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA First Start Growth Fund at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 13, 2006

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FIRST START GROWTH FUND
JULY 31, 2006

                                                                                                                   MARKET
    NUMBER                                                                                                          VALUE
 OF SHARES    SECURITY                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (63.7%)

              COMMON STOCKS (62.7%)

              CONSUMER DISCRETIONARY (0.9%)
              -----------------------------
              RESTAURANTS (0.9%)
    38,475    Chipotle Mexican Grill, Inc. "A"*                                                                  $  2,020
                                                                                                                 --------
              CONSUMER STAPLES (10.9%)
              ------------------------
              DRUG RETAIL (1.9%)
   126,825    CVS Corp.                                                                                             4,150
                                                                                                                 --------
              FOOD RETAIL (1.2%)
    47,400    Whole Foods Market, Inc.                                                                              2,726
                                                                                                                 --------
              HOUSEHOLD PRODUCTS (1.9%)
    76,500    Procter & Gamble Co.                                                                                  4,299
                                                                                                                 --------
              HYPERMARKETS & SUPER CENTERS (1.3%)
    62,050    Wal-Mart Stores, Inc.                                                                                 2,761
                                                                                                                 --------
              SOFT DRINKS (4.6%)
    77,300    Hansen Natural Corp.*                                                                                 3,555
   104,550    PepsiCo, Inc.                                                                                         6,627
                                                                                                                 --------
                                                                                                                   10,182
                                                                                                                 --------
              Total Consumer Staples                                                                               24,118
                                                                                                                 --------
              ENERGY (1.6%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (1.6%)
   104,800    Halliburton Co.                                                                                       3,496
                                                                                                                 --------
              FINANCIALS (14.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (4.4%)
    28,150    BlackRock, Inc. "A"                                                                                   3,636
    53,750    Northern Trust Corp.                                                                                  3,069
    50,400    State Street Corp.                                                                                    3,027
                                                                                                                 --------
                                                                                                                    9,732
                                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

                                                                                                                   MARKET
    NUMBER                                                                                                          VALUE
 OF SHARES    SECURITY                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (1.5%)
    46,000    Wells Fargo & Co.                                                                                  $  3,328
                                                                                                                 --------
              INVESTMENT BANKING & BROKERAGE (3.5%)
    36,875    Goldman Sachs Group, Inc.                                                                             5,633
    32,325    Lehman Brothers Holdings, Inc.                                                                        2,099
                                                                                                                 --------
                                                                                                                    7,732
                                                                                                                 --------
              MULTI-LINE INSURANCE (1.5%)
    39,575    Hartford Financial Services Group, Inc.                                                               3,358
                                                                                                                 --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.4%)
   135,375    CB Richard Ellis Group, Inc. "A"*                                                                     3,185
                                                                                                                 --------
              SPECIALIZED FINANCE (2.5%)
     8,675    Chicago Mercantile Exchange Holdings, Inc.                                                            4,001
    28,900    Moody's Corp.                                                                                         1,586
                                                                                                                 --------
                                                                                                                    5,587
                                                                                                                 --------
              Total Financials                                                                                     32,922
                                                                                                                 --------

              HEALTH CARE (10.8%)
              -------------------
              BIOTECHNOLOGY (4.1%)
    62,175    Genentech, Inc.*                                                                                      5,025
    68,225    Gilead Sciences, Inc.*                                                                                4,194
                                                                                                                 --------
                                                                                                                    9,219
                                                                                                                 --------
              HEALTH CARE SERVICES (2.4%)
    53,700    DaVita, Inc.*                                                                                         2,686
    34,200    Express Scripts, Inc.*                                                                                2,635
                                                                                                                 --------
                                                                                                                    5,321
                                                                                                                 --------
              MANAGED HEALTH CARE (1.4%)
    40,475    WellPoint, Inc.*                                                                                      3,015
                                                                                                                 --------
              PHARMACEUTICALS (2.9%)
    50,600    Johnson & Johnson                                                                                     3,165
    69,175    Wyeth                                                                                                 3,353
                                                                                                                 --------
                                                                                                                    6,518
                                                                                                                 --------
              Total Health Care                                                                                    24,073
                                                                                                                 --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

                                                                                                                   MARKET
    NUMBER                                                                                                          VALUE
 OF SHARES    SECURITY                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------------
              INDUSTRIALS (12.0%)
              -------------------
              AEROSPACE & DEFENSE (4.3%)
    36,100    Boeing Co.                                                                                         $  2,795
    41,325    Precision Castparts Corp.                                                                             2,465
    69,350    United Technologies Corp.                                                                             4,313
                                                                                                                 --------
                                                                                                                    9,573
                                                                                                                 --------
              AIR FREIGHT & LOGISTICS (1.2%)
    59,200    Expeditors International of Washington, Inc.                                                          2,692
                                                                                                                 --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.0%)
    62,525    Caterpillar, Inc.                                                                                     4,431
                                                                                                                 --------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.7%)
    47,450    Emerson Electric Co.                                                                                  3,745
                                                                                                                 --------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (1.1%)
    61,700    Monster Worldwide, Inc.*                                                                              2,468
                                                                                                                 --------
              INDUSTRIAL CONGLOMERATES (1.7%)
   116,050    General Electric Co.                                                                                  3,793
                                                                                                                 --------
              Total Industrials                                                                                    26,702
                                                                                                                 --------

              INFORMATION TECHNOLOGY (11.7%)
              ------------------------------
              COMMUNICATIONS EQUIPMENT (2.1%)
   149,400    Cisco Systems, Inc.*                                                                                  2,667
    54,950    QUALCOMM, Inc.                                                                                        1,937
                                                                                                                 --------
                                                                                                                    4,604
                                                                                                                 --------
              COMPUTER HARDWARE (3.7%)
    50,150    Apple Computer, Inc.*                                                                                 3,408
   148,275    Hewlett-Packard Co.                                                                                   4,732
                                                                                                                 --------
                                                                                                                    8,140
                                                                                                                 --------
              COMPUTER STORAGE & PERIPHERALS (1.4%)
   104,125    Network Appliance, Inc.*                                                                              3,091
                                                                                                                 --------
              INTERNET SOFTWARE & SERVICES (2.6%)
    15,025    Google, Inc. "A"*                                                                                     5,809
                                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

                                                                                                                   MARKET
    NUMBER                                                                                                          VALUE
 OF SHARES    SECURITY                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------------
              IT CONSULTING & OTHER SERVICES (1.1%)
    38,725    Cognizant Technology Solutions Corp. "A"*                                                          $  2,536
                                                                                                                 --------

              SYSTEMS SOFTWARE (0.8%)
   125,000    Oracle Corp.*                                                                                         1,871
                                                                                                                 --------
              Total Information Technology                                                                         26,051
                                                                                                                 --------
              Total Common Stocks (cost: $134,057)                                                                139,382
                                                                                                                 --------
 PRINCIPAL
    AMOUNT
   $(000)/
    SHARES
----------
              PREFERRED SECURITIES (1.0%)

              FINANCIALS (1.0%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     2,500    Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                                  252
                                                                                                                 --------
              REINSURANCE (0.6%)
    20,000    Arch Capital Group Ltd., 8.00%, perpetual                                                               512
    10,000    Endurance Specialty Holdings Ltd., Series A, 7.75%, non-cumulative                                      247
      $500    Swiss Re Capital I L.P., 6.85%, perpetual(a)                                                            502
                                                                                                                 --------
                                                                                                                    1,261
                                                                                                                 --------
              REITS - OFFICE (0.3%)
    20,000    Duke Realty Corp., Series M, 6.95%, cumulative redeemable                                               493
    10,000    HRPT Properties Trust, Series C, 7.125%, cumulative redeemable                                          245
                                                                                                                 --------
                                                                                                                      738
                                                                                                                 --------
              Total Financials                                                                                      2,251
                                                                                                                 --------
              Total Preferred Securities (cost: $2,244)                                                             2,251
                                                                                                                 --------
              Total Equity Securities (cost: $136,301)                                                            141,633
                                                                                                                 --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

 PRINCIPAL                                                                                                         MARKET
    AMOUNT                                                                 COUPON                                   VALUE
     (000)    SECURITY                                                       RATE            MATURITY               (000)
-------------------------------------------------------------------------------------------------------------------------
              BONDS (31.7%)

              CORPORATE OBLIGATIONS (18.6%)

              CONSUMER DISCRETIONARY (1.3%)
              -----------------------------
              HOMEBUILDING (0.5%)
    $1,000    Lennar Corp., Senior Notes                                     7.63%          3/01/2009            $  1,041
                                                                                                                 --------
              HOUSEHOLD APPLIANCES (0.2%)
       500    Stanley Works Capital Trust I, Bonds                           5.90          12/01/2045(b)              471
                                                                                                                 --------
              PUBLISHING (0.6%)
     1,000    Gannett Co., Notes                                             5.75           6/01/2011                 996
       500    Scholastic Corp., Notes                                        5.00           4/15/2013                 437
                                                                                                                 --------
                                                                                                                    1,433
                                                                                                                 --------
              Total Consumer Discretionary                                                                          2,945
                                                                                                                 --------
              ENERGY (1.2%)
              -------------
              INTEGRATED OIL & GAS (0.3%)
       466    Merey Sweeny, LP, Senior Notes(a)                              8.85          12/18/2019                 543
                                                                                                                 --------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
       500    Seacor Holdings, Inc., Senior Notes                            5.88          10/01/2012                 487
                                                                                                                 --------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     1,000    Southwestern Energy Co., MTN                                   7.63           5/01/2027               1,041
                                                                                                                 --------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       575    K N Capital Trust III, Subordinated Debentures                 7.63           4/15/2028                 495
                                                                                                                 --------
              Total Energy                                                                                          2,566
                                                                                                                 --------
              FINANCIALS (10.2%)
              ------------------
              CONSUMER FINANCE (0.7%)
       500    American Express Co., Notes                                    6.80           9/01/2066(b)              506
     1,000    HSBC Finance Corp., Notes                                      5.50           1/19/2016                 970
                                                                                                                 --------
                                                                                                                    1,476
                                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

 PRINCIPAL                                                                                                         MARKET
    AMOUNT                                                                 COUPON                                   VALUE
     (000)    SECURITY                                                       RATE            MATURITY               (000)
-------------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (0.6%)
    $1,000    Key Bank N.A., Subordinated Notes                              5.45%          3/03/2016            $    967
       500    Mizuho Capital Investment 1 Ltd.,
                 Subordinated Bonds(a)                                       6.69           6/30/2016                 491
                                                                                                                 --------
                                                                                                                    1,458
                                                                                                                 --------
              LIFE & HEALTH INSURANCE (1.0%)
     1,000    Great-West Life & Annuity Insurance Co., Bonds(a)              7.15           5/16/2046(b)              998
     1,000    Prudential Holdings, LLC, Bonds(a)                             8.70          12/18/2023               1,203
                                                                                                                 --------
                                                                                                                    2,201
                                                                                                                 --------
              MULTI-LINE INSURANCE (1.8%)
     1,000    Assurant, Inc., Notes                                          5.63           2/15/2014                 974
     1,000    ILFC E-Capital Trust I, Bonds(a)                               5.90          12/21/2065(b)              990
     1,000    ING Capital Funding Trust III, Guaranteed Bonds                8.44          12/29/2049(b)            1,102
       500    Oil Casualty Insurance Ltd.,
                 Subordinated Debentures(a)                                  8.00           9/15/2034                 483
       500    Oil Insurance Ltd., Notes(a)                                   7.56          12/29/2049(b)              505
                                                                                                                 --------
                                                                                                                    4,054
                                                                                                                 --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
     1,000    Citigroup, Inc., Notes                                         7.25          10/01/2010               1,066
                                                                                                                 --------
              PROPERTY & CASUALTY INSURANCE (1.3%)
     1,000    Berkshire Hathaway Finance Corp.,
                 Senior Notes                                                4.85           1/15/2015                 945
       500    Fund American Companies, Inc., Notes                           5.88           5/15/2013                 486
              Markel Corp.,
       500       Senior Notes                                                6.80           2/15/2013                 509
       500       Senior Notes                                                7.35           8/15/2034                 497
       500    Ohio Casualty Corp., Notes                                     7.30           6/15/2014                 518
                                                                                                                 --------
                                                                                                                    2,955
                                                                                                                 --------
              REGIONAL BANKS (1.7%)
       145    Colonial Bank, Subordinated Notes                              8.00           3/15/2009                 151
     1,000    First Republic Bank Corp., Subordinated Notes                  7.75           9/15/2012               1,075
     1,000    Fulton Capital Trust I, Notes                                  6.29           2/01/2036                 936
       100    PNC Financial Services, Trust Preferred
                 Securities, Series C                                        8.88           3/15/2027                 106
       500    Popular North America Capital Trust I, Bonds                   6.56           9/15/2034                 464
     1,000    TCF National Bank, Subordinated Notes                          5.50           2/01/2016                 968
                                                                                                                 --------
                                                                                                                    3,700
                                                                                                                 --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

 PRINCIPAL                                                                                                         MARKET
    AMOUNT                                                                 COUPON                                   VALUE
     (000)    SECURITY                                                       RATE            MATURITY               (000)
-------------------------------------------------------------------------------------------------------------------------
              REITS - DIVERSIFIED (0.4%)
    $1,000    Washington REIT, Senior Notes                                  5.25%          1/15/2014            $    964
                                                                                                                 --------
              REITS - OFFICE (0.7%)
       500    Brandywine Operating Partnership, LP, Notes                    5.63          12/15/2010                 494
     1,000    Mack-Cali Realty, LP, Notes                                    5.25           1/15/2012                 970
                                                                                                                 --------
                                                                                                                    1,464
                                                                                                                 --------
              REITS - RESIDENTIAL (0.4%)
     1,000    ERP Operating, LP, Senior Notes                                5.38           8/01/2016                 954
                                                                                                                 --------
              THRIFTS & MORTGAGE FINANCE (1.1%)
     1,000    Countrywide Financial Corp., MTN,
                 Series A, Bonds                                             4.50           6/15/2010                 959
       870    Independence Community Bank Corp.,
                 Subordinated Notes                                          3.75(c)        4/01/2014                 829
       710    Washington Mutual, Inc.,
                 Subordinated Notes                                          4.63           4/01/2014                 647
                                                                                                                 --------
                                                                                                                    2,435
                                                                                                                 --------
              Total Financials                                                                                     22,727
                                                                                                                 --------
              INDUSTRIALS (0.6%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
       750    Ametek, Inc., Senior Notes                                     7.20           7/15/2008                 766
                                                                                                                 --------
              TRUCKING (0.2%)
       500    Roadway Corp., Senior Notes                                    8.25          12/01/2008                 520
                                                                                                                 --------
              Total Industrials                                                                                     1,286
                                                                                                                 --------
              MATERIALS (0.4%)
              ----------------
              DIVERSIFIED CHEMICALS (0.4%)
     1,000    ICI Wilmington, Inc., Notes                                    4.38          12/01/2008                 971
                                                                                                                 --------
              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     1,000    US Unwired, Inc., Secured Notes                               10.00           6/15/2012               1,105
                                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

 PRINCIPAL                                                                                                         MARKET
    AMOUNT                                                                 COUPON                                   VALUE
     (000)    SECURITY                                                       RATE            MATURITY               (000)
-------------------------------------------------------------------------------------------------------------------------
              UTILITIES (4.4%)
              ----------------
              ELECTRIC UTILITIES (3.3%)
    $  500    Black Hills Corp., Notes                                       6.50%          5/15/2013            $    499
     1,000    Entergy Louisiana, Inc., First Mortgage Bonds                  5.83          11/01/2010                 988
     1,000    Entergy Mississippi, Inc., First Mortgage Bonds                5.92           2/01/2016                 973
     1,000    Monongahela Power Co., Notes, Series A                         7.36           1/15/2010               1,049
       781    Oglethorpe Power Corp., Bonds                                  6.97           6/30/2011                 793
       503    Power Contract Financing, Senior Notes(a)                      6.26           2/01/2010                 505
     1,000    PPL Energy Supply, LLC, Bonds, Series A                        5.70          10/15/2015                 961
     1,000    Texas-New Mexico Power Co., Notes                              6.13           6/01/2008                 998
       500    Virginia Electric Power Co., Senior Notes                      5.40           1/15/2016                 479
                                                                                                                 --------
                                                                                                                    7,245
                                                                                                                 --------
              GAS UTILITIES (0.2%)
       500    Energy Transfer Partners, LP, Senior Notes                     5.95           2/01/2015                 489
                                                                                                                 --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
     1,000    Constellation Energy Group, Inc., Notes                        7.60           4/01/2032               1,109
                                                                                                                 --------
              MULTI-UTILITIES (0.4%)
     1,000    Northwestern Corp., Notes(a)                                   7.30          12/01/2006               1,009
                                                                                                                 --------
              Total Utilities                                                                                       9,852
                                                                                                                 --------
              Total Corporate Obligations (cost: $42,531)                                                          41,452
                                                                                                                 --------
              EURODOLLAR AND YANKEE OBLIGATIONS (2.3%)(d)

              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.2%)
       475    PEMEX Finance Ltd., Notes                                      9.03           2/15/2011                 505
                                                                                                                 --------
              FINANCIALS (2.1%)
              -----------------
              DIVERSIFIED BANKS (1.2%)
     1,000    BOI Capital Funding Number 3 LP,
                 Guaranteed Bonds(a)                                         6.11           1/29/2049(b)              953
     1,000    MUFG Capital Finance 1 Ltd.,
                 Guaranteed Preferred Bonds                                  6.35           7/29/2049(b)              980
       880    Nordea Bank AB, Subordinated Notes(a)                          5.42          12/29/2049(b)              819
                                                                                                                 --------
                                                                                                                    2,752
                                                                                                                 --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

 PRINCIPAL                                                                                                         MARKET
    AMOUNT                                                                 COUPON                                   VALUE
     (000)    SECURITY                                                       RATE            MATURITY               (000)
-------------------------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.2%)
    $  500    Glitnir Banki hf, Subordinated Notes(a)                        6.69%          6/15/2016(b)         $    502
                                                                                                                 --------
              REINSURANCE (0.7%)
       500    Allied World Assurance Holdings, Ltd.,
                 Senior Notes                                                7.50           8/01/2016                 505
       500    Montpelier Re Holdings Ltd., Senior Notes                      6.13           8/15/2013                 470
       500    Platinum Underwriters Finance, Inc., Notes                     7.50           6/01/2017                 497
                                                                                                                 --------
                                                                                                                    1,472
                                                                                                                 --------
              Total Financials                                                                                      4,726
                                                                                                                 --------
              Total Eurodollar and Yankee Obligations (cost: $5,367)                                                5,231
                                                                                                                 --------

              ASSET-BACKED SECURITIES (1.7%)

              FINANCIALS (1.7%)
              -----------------
              ASSET-BACKED FINANCING (1.7%)
       443    Aerco Ltd., Series 2A, Class A4(a)                             5.89(c)        7/15/2025                 425
     1,000    ARG Funding Corp.,
                 Series 2005-1A, Class A3(a)                                 4.29           4/20/2011                 963
       500    Bank One Issuance Trust, Notes,
                 Series 2003, Class C-3                                      4.77           2/16/2016                 470
     1,000    Capital One Multi-Asset Execution Trust,
                 Series 2004-C1, Class C1                                    3.40          11/16/2009                 990
       994    Trinity Rail Leasing L.P.,
                 Series 2006-1A, Class A1(a)                                 5.90           5/14/2036                 999
                                                                                                                 --------
              Total Financials                                                                                      3,847
                                                                                                                 --------
              Total Asset-Backed Securities (cost: $3,871)                                                          3,847
                                                                                                                 --------
              COMMERCIAL MORTGAGE SECURITIES (6.4%)

              FINANCIALS (6.4%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (6.4%)
     1,000    Commercial Mortgage Asset Trust,
                 Series 1999-C1, Class A4                                    6.98           1/17/2032               1,072
     1,000    Commercial Mortgage Trust, Pass-Through
              Certificates, Series 2005-LP5, Class GMB1(a)                   5.15           5/10/2043                 978

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

 PRINCIPAL                                                                                                         MARKET
    AMOUNT                                                                 COUPON                                   VALUE
     (000)    SECURITY                                                       RATE            MATURITY               (000)
-------------------------------------------------------------------------------------------------------------------------
    $1,000    First Union National Bank Commercial
                 Mortgage Trust, Series 1999-C4, Class A2                    7.39%         12/15/2031            $  1,052
     1,000    GE Capital Commercial Mortgage Corp.,
                 Series 2001-3, Class A2                                     6.07           6/10/2038               1,025
     1,000    Government Lease Trust,
                 Series 1999-GSA1, Class A4(a)                               6.48           5/18/2011               1,025
     1,000    GS Mortgage Securities Corp. II,
                 Series 2001-GL3A, Class A2(a)                               6.45           8/05/2018               1,040
              J.P. Morgan Chase Commercial
                 Mortgage Securities Corp.,
     1,000       Series 2006-LDP6, Class A-SB                                5.49(c)        4/15/2043                 989
     1,000       Series 2005-CB12, Class A3A1                                4.82           9/12/2037                 968
     1,000    LB-UBS Commercial Mortgage Trust,
                 Series 2002-C4, Class A5                                    4.85           9/15/2031                 966
       945    Merrill Lynch Mortgage Investors, Inc.,
                 Series 1999-C1, Class A2                                    7.56          11/15/2031                 987
     1,000    Morgan Stanley Capital I, Inc.,
                 Series 2006-HQ8, Class AAB                                  5.57(c)        3/12/2044                 991
     1,000    Nationslink Funding Corp.,
                 Series 1999-1, Class F                                      7.10(c)        1/20/2031               1,032
     1,000    Prudential Mortgage Capital Funding, LLC,
                 Series 2001-ROCK, Class B                                   6.76           5/10/2034               1,054
     1,000    Wachovia Bank Commercial Mortgage Trust,
                 Series 2005-C19, Class A5                                   4.66           5/15/2044                 950
                                                                                                                 --------
              Total Financials                                                                                     14,129
                                                                                                                 --------
              Total Commercial Mortgage Securities (cost: $14,291)                                                 14,129
                                                                                                                 --------

              U.S. TREASURY SECURITIES (2.7%)

              NOTES (2.7%)
     3,000    4.38%, 11/15/2008                                                                                     2,964
     3,000    4.50%, 11/15/2010                                                                                     2,954
                                                                                                                 --------
              Total U.S. Treasury Securities (cost: $6,006)                                                         5,918
                                                                                                                 --------
              Total Bonds (cost: $72,066)                                                                          70,577
                                                                                                                 --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

 PRINCIPAL                                                                                                         MARKET
    AMOUNT                                                                                                          VALUE
     (000)    SECURITY                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (6.4%)

              REPURCHASE AGREEMENTS (0.4%)(f)

    $  850    State Street Bank & Trust Co., 3.96%, acquired on
                 7/31/2006 and due 8/01/2006 at $850 (collateralized
                 by $880 of U.S. Treasury Notes, 2.25%, due 2/15/2007;
                 market value $876)                                                                              $    850
                                                                                                                 --------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (6.0%)
 6,643,497    SSgA Money Market Fund, 4.93%(e)                                                                      6,643
 6,651,766    SSgA Prime Money Market Fund, 5.15%(e)                                                                6,652
                                                                                                                 --------
                                                                                                                   13,295
                                                                                                                 --------
              Total Money Market Instruments (cost: $14,145)                                                       14,145
                                                                                                                 --------

              TOTAL INVESTMENTS (COST: $222,512)                                                                 $226,355
                                                                                                                 ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FIRST START GROWTH FUND
JULY 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

          MTN       Medium-Term Note
          REIT      Real Estate Investment Trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

          (b) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

          (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2006.

          (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

26

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          (e) Rate represents the money market fund annualized seven-day yield at July 31, 2006.

          (f) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

          * Non-income-producing security for the year ended July 31, 2006.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FIRST START GROWTH FUND
JULY 31, 2006

ASSETS
   Investments in securities, at market value
      (identified cost of $222,512)                                    $226,355
   Receivables:
      Capital shares sold                                                   166
      USAA Investment Management Company (Note 6D)                          477
      Dividends and interest                                              1,017
                                                                       --------
          Total assets                                                  228,015
                                                                       --------
LIABILITIES
   Payables:
      Securities purchased                                                5,033
      Capital shares redeemed                                               265
   Accrued management fees                                                  143
   Accrued transfer agent's fees                                              2
   Other accrued expenses and payables                                      169
                                                                       --------
         Total liabilities                                                5,612
                                                                       --------
             Net assets applicable to capital shares outstanding       $222,403
                                                                       ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                     $281,598
   Accumulated undistributed net investment income                          573
   Accumulated net realized loss on investments                         (63,611)
   Net unrealized appreciation of investments                             3,843
                                                                       --------
             Net assets applicable to capital shares outstanding       $222,403
                                                                       ========
   Capital shares outstanding                                            23,119
                                                                       ========
   Authorized shares of $.01 par value                                   95,000
                                                                       ========
   Net asset value, redemption price, and offering price per share     $   9.62
                                                                       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FIRST START GROWTH FUND
YEAR ENDED JULY 31, 2006

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $3)                   $  1,217
   Interest                                                             2,751
                                                                     --------
       Total income                                                     3,968
                                                                     --------
EXPENSES
   Management fees                                                      1,851
   Administration and servicing fees                                      358
   Transfer agent's fees                                                2,408
   Custody and accounting fees                                             96
   Postage                                                                367
   Shareholder reporting fees                                              80
   Directors' fees                                                          8
   Registration fees                                                       37
   Professional fees                                                       64
   Other                                                                    9
                                                                     --------
      Total expenses                                                    5,278
   Expenses paid indirectly                                               (66)
   Expenses reimbursed                                                 (1,814)
                                                                     --------
      Net expenses                                                      3,398
                                                                     --------
NET INVESTMENT INCOME                                                     570
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                   44,582
   Change in net unrealized appreciation/depreciation                 (54,123)
                                                                     --------
         Net realized and unrealized loss                              (9,541)
                                                                     --------
Decrease in net assets from operations                               $ (8,971)
                                                                     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FIRST START GROWTH FUND
YEARS ENDED JULY 31,

FROM OPERATIONS                                                      2006             2005
                                                                 -------------------------
  Net investment income (loss)                                   $    570         $   (684)
  Net realized gain on investments                                 44,582            5,344
  Net realized loss on foreign currency transactions                    -               (3)
  Change in unrealized appreciation/depreciation of:
     Investments                                                  (54,123)          34,727
     Foreign currency translations                                      -                1
                                                                 -------------------------
        Increase (decrease) in net assets resulting
            from operations                                        (8,971)          39,385
                                                                 -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        37,529           32,860
  Cost of shares redeemed                                         (36,535)         (30,810)
                                                                 -------------------------
     Increase in net assets from capital share transactions           994            2,050
                                                                 -------------------------
Net increase (decrease) in net assets                              (7,977)          41,435

NET ASSETS
  Beginning of year                                               230,380          188,945
                                                                 -------------------------
  End of year                                                    $222,403         $230,380
                                                                 =========================
Accumulated undistributed net investment income:
  End of year                                                    $    573         $      -
                                                                 =========================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                       3,645            3,588
  Shares redeemed                                                  (3,580)          (3,368)
                                                                 -------------------------
     Increase in shares outstanding                                    65              220
                                                                 =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FIRST START GROWTH FUND
JULY 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 17 separate funds. Effective after the close of business on July 31, 2006, the USAA First Start Growth Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this annual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term capital appreciation. Effective August 1, 2006, the Fund's investment objective has changed to long-term capital growth with reduced volatility over time.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange
                (NYSE) on each business day the exchange is open) as set forth below:

                1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

                   is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                3. Investments in open-end investment companies, other than
                   ETFs, are valued at their NAV at the end of each business day.

                4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

                5. Repurchase agreements are valued at cost, which approximates market value.

                6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

                   Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                7. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

             D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS
                - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2006, there were no outstanding delayed-delivery commitments or when-issued securities.

             E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

                issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

             F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

                between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

             G. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $63,000 and $3,000, respectively, resulting in a total reduction in Fund expenses of $66,000.

             H. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

                that have not yet occurred. However, the Company expects the risk of loss to be remote.

             I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

          For the year ended July 31, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.7% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2006.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydowns resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $3,000. This reclassification has no effect on net assets.

          The Fund did not pay any distributions during the years ended July 31, 2006, and 2005.

          As of July 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

          Undistributed ordinary income                            $    573,000
          Accumulated capital and other losses                      (63,520,000)
          Unrealized appreciation of investments                      3,752,000

          The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2006, the Fund utilized capital loss carryovers of $44,254,000 to offset capital gains. At July 31, 2006, the Fund had capital loss carryovers of $63,520,000, for federal

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          income tax purposes which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                       CAPITAL LOSS CARRYOVERS
                 -----------------------------------
                 EXPIRES                   BALANCE
                 -------                 -----------
                  2010                   $22,477,000
                  2011                    41,043,000
                                         -----------
                                Total    $63,520,000
                                         ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2006, were $526,163,000 and $528,587,000, respectively.

          The cost of securities, including short-term securities, at July 31, 2006, for federal income tax purposes, was $222,603,000.

          Gross unrealized appreciation and depreciation of investments as of July 31, 2006, for federal income tax purposes, were $11,218,000 and $7,466,000, respectively, resulting in net unrealized appreciation of $3,752,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. As of July 31, 2006, the Fund had no securities on loan.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

                The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. Effective August 1, 2006, the Fund's performance adjustment will be based on the performance of the Fund relative to the Lipper Flexible Portfolio Funds Index. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS
-------------------------------------------------------------------------
+/- 1.00% to 4.00%                +/- 0.04%
+/- 4.01% to 7.00%                +/- 0.05%
+/- 7.01% and greater             +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

                whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

                For the year ended July 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $1,851,000, which includes a performance adjustment of $59,000 that increased the base management fee of 0.75% by 0.02%.

             B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Loomis, Sayles & Company, L.P. (Loomis Sayles), under which Loomis Sayles directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Loomis Sayles manages. For the year ended July 31, 2006, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of $379,000.

                Effective August 1, 2006, in addition to the investment subadvisory agreement with Loomis Sayles, the Manager has entered into an investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch directs the investment and reinvestment of a portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) will pay Batterymarch a subadvisory fee based on the aggregate net assets that Batterymarch manages in the USAA Cornerstone Strategy Fund, the USAA Capital Growth Fund, and the USAA First Start Growth Fund in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

             C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $358,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2006, the Fund reimbursed the Manager $13,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

             D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.45% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2006, the Fund incurred reimbursable expenses of $1,814,000, of which $477,000 was receivable from the Manager.

             E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,408,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

             F. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

             Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

             During the year ended July 31, 2006, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                     COST TO       NET REALIZED
             SELLER                PURCHASER        PURCHASER     LOSS TO SELLER
             -------------------------------------------------------------------
             USAA Balanced      USAA First Start    $1,527,000      $(56,000)
               Strategy Fund      Growth Fund

(9) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

             On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

             as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, management has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                      YEAR ENDED JULY 31,
                                              ---------------------------------------------------------------
                                                  2006          2005          2004          2003         2002
                                              ---------------------------------------------------------------
Net asset value at beginning of period        $   9.99      $   8.27      $   7.87      $   7.04     $  10.87
                                              ---------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income (loss)                   .02          (.03)(a)      (.04)(a)      (.05)(a)     (.07)(a)
    Net realized and unrealized gain (loss)       (.39)         1.75(a)        .44(a)        .88(a)     (3.76)(a)
                                              ---------------------------------------------------------------
Total from investment operations                  (.37)         1.72(a)        .40(a)        .83(a)     (3.83)(a)
                                              ---------------------------------------------------------------
Net asset value at end of period              $   9.62      $   9.99      $   8.27      $   7.87     $   7.04
                                              ===============================================================
Total return (%)                                 (3.70)        20.80          5.08         11.79       (35.23)
Net assets at end of period (000)             $222,403      $230,380      $188,945      $166,096     $129,167
Ratio of expenses to
    average net assets (%)*(b),(c)                1.45          1.45          1.45          1.45         1.45
Ratio of expenses to average
    net assets, excluding
    reimbursements (%)*(b)                        2.21          2.31          2.41          3.17         3.02
Ratio of net investment income (loss) to
    average net assets (%)*                        .24          (.33)         (.50)         (.66)        (.75)
Portfolio turnover (%)                          226.83         75.20         83.82        118.90       158.95

 * For the year ended July 31, 2006, average net assets were $238,943,000.
(a) Calculated using average shares.
(b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                  (.03%)        (.01%)        (.04%)        (.03%)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.45% of the Fund's average net assets.

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA FIRST START GROWTH FUND
JULY 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2006, through July 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                   EXPENSES PAID
                                BEGINNING           ENDING         DURING PERIOD*
                              ACCOUNT VALUE      ACCOUNT VALUE    FEBRUARY 1, 2006 -
                             FEBRUARY 1, 2006    JULY 31, 2006     JULY 31, 2006
                             -------------------------------------------------------
          Actual                 $1,000.00          $  888.30           $6.60

          Hypothetical
             (5% return before
             expenses)            1,000.00           1,017.80            7.05

          *Expenses are equal to the Fund's annualized expense ratio of 1.41%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (11.17%) for the six-month period of February 1, 2006, through July 31, 2006.

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA FIRST START GROWTH FUND
JULY 31, 2006

APRIL BOARD MEETING
--------------------------------------------------------------------------------

          At a meeting of the Board of Directors held on April 19, 2006, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

          In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

          At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

          After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

          NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting,

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

          The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

          EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements -- was the lowest of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board also took into account management's discussion of the Fund's expenses and the Manager's current undertaking to maintain expense limitations with respect to the Fund, noting that the Manager waived its entire management fee for the period covered by the third-party report. The Directors also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

          In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2005, and was below the average of its performance universe and Lipper index for the five-year period ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2005.

          COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Directors noted that the Manager pays the subadvisory fees and has also undertaken an expense limitation arrangement with the Fund. The Directors reviewed the profitability, if any, of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund.

          ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          The Board also considered the fee waivers and expense reimbursement arrangement by the Manager and the fact that the Manager pays the subadvisory fee. The Board determined that the current investment management fee structure was reasonable. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

          CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
          (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund, if any, is reasonable. Based on their conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

          In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

          NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Directors considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Directors noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Directors also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

          SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Directors noted the undertakings of the Manager to maintain expense limitations for the Fund and also

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          noted that the fees under the Subadvisory Agreement were paid by the Manager. The Directors also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

          SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser.

          As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2005, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance and the explanations of management regarding the factors that contributed to the performance of the Fund. The Board also noted the Subadviser's long-term performance record for similar accounts.

          CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Directors determined that approval of the Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

JUNE BOARD MEETING
--------------------------------------------------------------------------------

          At a meeting of the Board held on June 27, 2006, the Board, including the Independent Board Members, approved the adoption of the Investment Subadvisory Agreement with Batterymarch Financial Management, Inc. (Batterymarch). In advance of the meeting, the Board received and considered a variety of information relating to the Investment Subadvisory Agreement and Batterymarch, and was given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
          (i) materials about Batterymarch's new "best ideas" global investment strategy; (ii) the qualifications of the individuals at Batterymarch responsible for these investment activities; (iii) the fees to be paid to Batterymarch; and (iv) the complementary nature of the investment strategies of Batterymarch with the existing subadviser Loomis Sayles. Prior to voting, the Independent Board Members reviewed the proposed Investment Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed Investment Subadvisory Agreement. The Independent Board Members also reviewed the proposed Investment Subadvisory Agreement in private sessions with their counsel at which no representatives of management were present.

          In approving the Fund's Investment Subadvisory Agreement with Batterymarch, the Board considered various factors, among them:

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          (i) the nature, extent, and quality of services to be provided to the Fund by Batterymarch, including the personnel that will be providing services; (ii) Batterymarch's compensation and any other benefits that will be derived from the subadvisory relationship by Batterymarch;
          (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Investment Subadvisory Agreement. The Board's analysis of these factors is set forth below.

          After full consideration of a variety of factors, the Board, including the Independent Board Members, voted to approve the Investment Subadvisory Agreement with Batterymarch. In approving the Investment Subadvisory Agreement, the Board did not identify any single factor as controlling, and each Independent Board Member attributed different weights to various factors. Throughout their deliberations, the Independent Board Members were represented and assisted by independent counsel.

          NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided to them regarding the services to be provided by Batterymarch. The Board considered Batterymarch's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who will be responsible for managing the investment of portfolio securities with respect to the Fund and Batterymarch's level of staffing. The Board noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted Batterymarch's brokerage practices. The Board also considered Batterymarch's regulatory and compliance history. The Board noted that IMCO's monitoring processes of Batterymarch will include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          compliance certifications to the Board; and (iii) due diligence visits to Batterymarch. The Board also took into account their knowledge of Batterymarch's experience and performance in advising other funds in the USAA family of funds.

          SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of Batterymarch. In considering the cost of services to be provided by Batterymarch and the profitability to Batterymarch of its relationship with the Fund, the Board noted that the fees under the Investment Subadvisory Agreement will be paid by IMCO. The Board also relied on the ability of IMCO to negotiate the Investment Subadvisory Agreement and the fees thereunder at arm's length. The Board also noted that the advisory fee paid by the Fund would not change as a result of the Investment Advisory Agreement. The Board also considered information relating to the cost of services to be provided by Batterymarch, Batterymarch's anticipated profitability with respect to the Fund, and the potential economies of scale in Batterymarch's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Investment Subadvisory Agreement than the other factors considered.

          SUBADVISORY FEES AND FUND PERFORMANCE. The Board noted that the "best ideas" global investment strategy is a new product offering from Batterymarch. The Board took into account the fees that Batterymarch would charge to comparable clients. The Board considered that the Fund pays a management fee to IMCO and that, in turn, IMCO will pay a subadvisory fee to Batterymarch. The Board noted IMCO's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of Batterymarch. The Board also noted Batterymarch's long-term performance record for other accounts, including other funds in the USAA complex.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2006

          CONCLUSION. The Board reached the following conclusions regarding the Investment Subadvisory Agreement, among others: (i) Batterymarch is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) Batterymarch maintains an appropriate compliance program; (iii) Batterymarch's performance in managing other accounts is reasonable; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by IMCO and Batterymarch. Based on its conclusions, the Board determined that approval of the Investment Subadvisory Agreement with Batterymarch would be in the interests of the Fund and its shareholders.

60

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of five Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS).

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              STUART WESTER*
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (97-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              * STUART WESTER RETIRED EFFECTIVE AUGUST 31, 2006.

64

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01).

                   DIRECTORS   Christopher W. Claus
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Richard A. Zucker

              ADMINISTRATOR,   USAA Investment Management Company
         INVESTMENT ADVISER,   P.O. Box 659453
                UNDERWRITER,   San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

                   CUSTODIAN   State Street Bank and Trust Company
              AND ACCOUNTING   P.O. Box 1713
                       AGENT   Boston, Massachusetts 02105

                 INDEPENDENT   Ernst & Young LLP
           REGISTERED PUBLIC   100 West Houston St., Suite 1800
             ACCOUNTING FIRM   San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central time
            ASSISTANCE HOURS   Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL   (800) 531-8181
           INFORMATION ABOUT   For account servicing, exchanges,
                MUTUAL FUNDS   or redemptions (800) 531-8448

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   (800) 531-8066

           USAA SELF-SERVICE   For account balance, last transaction, fund
            TELEPHONE SYSTEM   prices, or to exchange or redeem fund shares
                               (800) 531-8777

             INTERNET ACCESS   USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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

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31711-0906                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. On September 13, 2006, the Board of Directors of USAA Mutual Funds Trust approved a revised Sarbanes Code reflecting shareholders' approval of a reorganization of the USAA Funds into one legal entity, USAA Mutual Funds Trust. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR. The only change was to reflect the name change of the new legal entity after the reorganization.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. had been designated as the audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks resigned from the Board of Trustees effective May 22, 2006, and the Board has not determined that another Trustee qualifies as an audit committee financial expert. Because of the recent resignation of its audit committee financial expert, the Board is evaluating this situation and will take appropriate action.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2006 and 2005 were $356,180 and $249,300, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 7-31-2006     $ 6,059            $    0       $13,746           $ 6,218          $ 26,023
FYE 7-31-2005     $56,100            $    0       $17,249           $     0          $ 73,349
----------------------------------------------------------------------------------------------
TOTAL             $62,159            $    0       $30,995           $ 6,218          $ 99,372
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2006 and 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS for July 31, 2006 and 2005 were $138,023 and $116,349, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    SEPTEMBER 27, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 2, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 2, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.